INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 966	$ 964
Acquisitions	9	5
Disposals	1	0
Amortization	(29)	(8)
Manager Reorganization	0	108
Acquisition of Foreign Investments	60	0
Foreign currency translation	49	(103)
Impact of change in accounting basis	(2)	0
Intangible assets other than goodwill	$ 1,054	$ 966